Note F - Equipment and Leashold Improvements	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE F—EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Equipment and leasehold improvements consisted of the following as of December 31:

	2012	2011

Equipment	$302,052	$302,052
Furniture and fixtures	99,199	99,199
Software	28,624	28,624
Leasehold improvements	39,975	39,975
	469,850	469,850

Less accumulated depreciation and amortization	(445,583)	(416,980)

Total	$24,267	$52,870

Depreciation and amortization were $28,603 and $31,462 for the periods ending December 31, 2012 and 2011, respectively.